Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Tax losses carried forward	¥ 677,299	$ 92,790	¥ 740,304
Carryforwards of non-deductible advertising expenses and donations	31,360	4,296	346,089
Others	164,982	22,603	156,199
Less: valuation allowance	(715,258)	(97,990)	(860,933)
Total deferred tax assets	158,383	21,699	381,659
Deferred tax liabilities
Total deferred tax liabilities	(249,159)	(34,135)	(170,750)
Foreign undistributed earnings	¥ 102,894,911	$ 14,096,545
Unrecognized Deferred Tax Liability, Determination, Impracticable [true false]	false	false
Mainland China
Deferred tax liabilities
Tax losses	¥ 2,211,586	$ 302,986	¥ 2,244,328
Minimum | Mainland China
Deferred tax liabilities
Period for extension	5 years
Maximum
Deferred tax liabilities
Period for extension	10 years